Commitments and Contingencies - Additional Information - ALP (Details) $ in Thousands	1 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2017 USD ($) newbuilding	Mar. 31, 2014 USD ($) vessel	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($) vessel	Dec. 31, 2016 USD ($)
Loss Contingencies [Line Items]
Payments due to delay in delivery of unit			$ 257,897	$ 238,349
Aggregate principal amount			3,122,901		$ 3,237,703
ALP Maritime Services B.V.
Loss Contingencies [Line Items]
Percentage of noncontrolling interest acquired		100.00%
Number of vessels | vessel				3
Expected cost of new buildings		$ 257,000
Payments made towards the commitment			209,300
Payments due in the remainder of 2017			24,800
Payments due in 2018			23,000
ALP Maritime Services B.V. | Newbuildings
Loss Contingencies [Line Items]
Number of vessels | vessel		4
Undrawn borrowings			45,300
ALP Maritime Services B.V. | Newbuildings | Long-term Debt
Loss Contingencies [Line Items]
Aggregate principal amount			$ 185,000
ALP Maritime Services B.V. | Newbuildings | Reimbursements
Loss Contingencies [Line Items]
Number of vessels | newbuilding	3
Payments due to delay in delivery of unit	$ 24,300				$ 7,000